Subsequent Event	12 Months Ended
Feb. 28, 2026
Subsequent Events [Abstract]
Subsequent Event

21. SUBSEQUENT EVENT

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, there were no subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.